COMMON SHARES AND DIVIDENDS	12 Months Ended
Dec. 31, 2012
COMMON SHARES AND DIVIDENDS
COMMON SHARES AND DIVIDENDS
19. COMMON SHARES AND DIVIDENDS

Common Shares

As a result of the issuance of restricted shares to employees, former employees, officers, executive officers, directors and consultants during the years ended December 31, 2012, 2011 and 2010, the Company’s share capital was increased by approximately 3,245,000 shares, 473,000 shares and 13,000 shares, respectively.

As a result of the issuance of shares to various vendors to settle outstanding invoices during the year ended December 31, 2012, the Company’s share capital was increased by approximately 10,328,000 shares. No such shares issued during the years ended December 31, 2011 and 2010.

As a result of the issuance of shares to Prime to settle outstanding lease obligations during the year ended December 31, 2012, the Company’s share capital was increased by approximately 109,839,000 shares (refer to Note 17).

As a result of the issuance of shares to Focus Maritime Corp.to settle outstanding 7% Notes during the year ended December 31, 2012, the Company’s share capital was increased by approximately 264,939,000 shares (refer to Note 16).

As a result of a joint venture arrangement that was entered into on April 2012, the Company’s share capital was increased by approximately 731,000 shares.

As a result of the agreement that NewLead entered into with Lemissoler (refer to Note 17), the Company’s share capital was increased by approximately 199,000 shares and 37,000 shares, which were issued in January 2012 and in January 2011, respectively.

As a result of the business combination that occurred on April 1, 2010 (refer to Note 5), the Company’s share capital was increased by approximately 700,000 shares, which reflected the consideration transferred to Grandunion to complete the business combination.

Dividends

During the years ended December 31, 2012, 2011, and 2010, the Company did not pay dividends as a result of the decision in September 2008 by the board of directors to suspend the payment of cash dividends. In addition, certain of the Company’s debt agreements contain covenants that limit its ability to pay dividends or prohibit the Company from paying dividends without the lender’s consent.